Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories
Inventories consist of the following:

(in millions)	December 31, 2025	December 31, 2024
Work in progress and others	$1,018	$1,088
Raw materials and supplies	649	665
Inventory reserves	(90)	(129)
Total	$1,577	$1,624
During the years ended December 31, 2025 and 2024, the Company recognized $45 million and $32 million, respectively, within cost of revenue to write down certain inventories to their estimated net realizable value. There were no significant reversals of any write-down of inventories.